Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	SEI Insurance Products Trust
Central Index Key	0001580641
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
Class II Prospectus | VP DEFENSIVE STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPNX
Class II Prospectus | VP CONSERVATIVE STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPTX
Class II Prospectus | VP MODERATE STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPYX
Class II Prospectus | VP MARKET PLUS STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPPX
Class II Prospectus | VP BALANCED STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPUX
Class II Prospectus | VP MARKET GROWTH STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPRX
Class III Prospectus | VP DEFENSIVE STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPDX
Class III Prospectus | VP CONSERVATIVE STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVCSX
Class III Prospectus | VP MODERATE STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPMX
Class III Prospectus | VP MARKET PLUS STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPAX
Class III Prospectus | VP BALANCED STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVCMX
Class III Prospectus | VP MARKET GROWTH STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPGX